Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 24, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization expenses		$ 59,833	$ 59,834	$ 59,833
Group repurchased its convertible debts	$ 13,600,000
Convertible debts with carrying amount	13,500,000
Gain on extinguishment on convertible debts	1,200,000		1,198,490
Intrinsic value	$ 1,300,000
Measure the tax benefit		50.00%
Operating losses are available to be carried forward		5 years
Operating lease right-of-use assets		$ 547,389			$ 959,641
Operating lease liabilities		$ 432,600			$ 982,288
Computer software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life intangible assets		17 years
Computer software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life intangible assets		20 years